Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments in Available-for-sale Securities at Fair Values

Investments in available-for-sale securities at fair value were as follows for the periods ended (in thousands):

	December 31, 2016				December 31, 2015
Description of the Securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Agency securities	$411,963	$699	$(1,169)	$411,493	$530,981	$757	$(1,216)	$530,522
Corporate securities	842,887	193	(2,114)	840,966	699,060	90	(1,929)	697,221
Municipal securities	9,989	3	(4)	9,988	14,872	14	(8)	14,878
Government securities	445,083	135	(600)	444,618	152,376	9	(340)	152,045

Total	$1,709,922	$1,030	$(3,887)	$1,707,065	$1,397,289	$870	$(3,493)	$1,394,666